Share-Based Payment Arrangements	12 Months Ended
Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-Based Payment Arrangements
19.	SHARE-BASED PAYMENT ARRANGEMENTS

Employee Share Option Plan

Under the Company’s 2014 employee share option plan (the “2014 Plan”), qualified employees of the Company and its subsidiaries were granted 6,670,356 options (representing 13,340,712 ordinary shares post share split) from July 2010 to July 2016. Under the Company’s 2017 employee share option plan (the “2017 Plan”), qualified employees of the Company and its subsidiaries were granted 825,833 options in September 2017. Each option entitles the holder to subscribe for one ordinary share of the Company. Options granted pursuant to the 2014 Plan and the 2017 Plan are all vested in full or expired as of December 31, 2021.

On December 10, 2020, the Board of Directors (the “Board”) of the Company approved the Company’s 2020 Equity Incentive Plan (the “2020 EIP”). The 2020 EIP, among other things, provides for the grant of restricted stock awards, stock options and other equity-based awards to employees, officers, directors, and consultants.

The maximum number of ordinary shares that may be issued under the 2020 EIP was originally 20,676,974 ordinary shares (an equivalent of 4,135,395 ADS of the Company, each ADS representing five ordinary shares). On December 15, 2020 and during the year ended December 31, 2021, 3,824,062 and 282,000 options were granted under the Company’s 2020 EIP, respectively. Each option entitles the holder to subscribe for one ADS of the Company. The options granted are valid for 10 years. No performance conditions were attached to the plan. No more than 62,030,922 ordinary shares (an equivalent of 12,406,184 ADSs) may be issued under the 2020 EIP upon the exercise of incentive stock options. In addition, the number of ordinary shares reserved for issuance under the 2020 EIP will automatically increase on January 1 of each year, commencing on January 1, 2022 and ending on (and including) January 1, 2030, in an amount equal to 4% of the total number of ordinary shares outstanding on December 31 of the preceding calendar year. The Board may act prior to January 1 of a given year to provide that there will be no increase for such year or that the increase for such year will be a lesser number of ordinary shares.

In connection with the approval of the 2020 EIP, the Board determined that there will be no increase for January 1, 2021. The Board also determined that there will be an increase as 13,948,935 ordinary shares (an equivalent of 2,789,787 ADS) in the amount equal to 4% of the total outstanding ordinary shares as of December 31, 2021, among which 8,875,745 ordinary shares (an equivalent of 1,775,149 ADS) had been granted on January 1, 2022. If an award under the 2020 EIP, expires, lapses or is terminated, exchanged for cash, surrendered, repurchased, cancelled without having been fully exercised, forfeited or is withheld to satisfy a tax withholding obligation in connection with an award or to satisfy a purchase or exercise price of an award, any unused shares subject to the award will, as applicable, become or again be available for new grants under the 2020 EIP. Awards granted under the 2020 EIP in substitution for any options or other equity or equity-based awards granted by an entity before the entity’s merger or consolidation with the Company or the Company’s acquisition of the entity’s property or stock will not reduce the number of ordinary shares available for grant under the 2020 EIP, but will count against the maximum number of ordinary shares that may be issued upon the exercise of incentive stock options. References in this summary to ordinary shares include an equivalent number of the Company’s ADSs.

Information on employee share options granted from the 2014 Plan is as follows. Each option entitles the holder to subscribe for one ordinary share of the Company (1 ADS equals to 5 ordinary shares):

	For the Year Ended December 31
	2019		2020		2021
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	6,822,523	$1.41	6,670,356	$1.43	6,670,356	$1.43
Options forfeited	(32,167)	2.26	-	-	-	-
Options exercised	(120,000)	0.20	-	-	(572,500)	0.43
Balance at December 31	6,670,356	1.43	6,670,356	1.43	6,097,856	1.43
Options exercisable, end of period	6,670,356	1.43	6,670,356	1.43	6,097,856	1.43

Information on employee share options granted from the 2017 Plan is as follows. Each option entitles the holder to subscribe for one ordinary share of the Company (1 ADS equals to 5 ordinary shares):

	For the Year Ended December 31
	2019		2020		2021
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	698,167	$1.28	501,167	$1.28	501,167	$1.28
Options forfeited	(197,000)	1.28	-	-	-	-
Options exercised	-	-	-	-	-	-
Balance at December 31	501,167	1.28	501,167	1.28	501,167	1.28
Options exercisable, end of period	501,167	1.28	501,167	1.28	501,167	1.28

Information on employee share options granted under the 2020 EIP is as follows. Each option entitles the holder to subscribe for one ADS of the Company:

	For the Year Ended December 31
	2020		2021
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	-	$-	3,824,062	$2.06
Options granted	3,824,062	2.06	282,000	3.24
Options forfeited	-	-	(81,000)	2.06
Options exercised	-	-	(3,500)	2.06
Balance at December 31	3,824,062	$2.06	4,021,562	$2.06
Options exercisable, end of period	-	$-	1,497,524	$2.06
Weighted-average fair value of each option granted		$1.62		$2.63

Information on outstanding options as of December 31, 2021 is as follows:

	July 2012	July 2013	July 2014	July 2015	July 2016	July 2017	Dec 2020	January-July 2021
Range of Exercise Price	$0.80	$0.80-$1.36	$1.36	$1.36-$1.88	$2.26	$1.28	$2.06	$2.35-$4.12
Weighted-average Remaining Contractual Life (Years)	0.4	1.4	2.4	3.4	4.4	5.4	9.08	9.36

Options granted in the 2014 Plan, the 2017 Plan, and the 2020 EIP were priced using the binomial option pricing model, and the inputs to the model were as follows:

	July 2012	July 2013	July 2014	July 2015	July 2016	July 2017	Dec 2020	January-July 2021
Grant-date share price	$1.25	$1.36	$1.36	$1.88	$2.26	$1.28	$2.22	$2.35-$4.12
Exercise price	$0.80	$0.80-$1.36	$1.36	$1.36-$1.88	$2.26	$1.28	$2.06	$2.35-$4.12
Expected volatility	52.25%	50.58%	50.86%	36.37%	39.34%	38.33%	66.25%	59.99% - 64.92%
Expected life (years)	10	10	10	10	10	10	10	10
Risk-free interest rate	1.61%	2.5%	2.58%	2.43%	1.46%	1.10%	0.92%	1.07%-1.69%

Expected volatility was based on the average annualised historical share price volatility of comparable companies before the grant date.

Compensation costs recognised for the years ended December 31, 2019, 2020 and 2021 were $42,511, $132,200 and $2,428,128 respectively.

Long Term Incentive Plan

On August 23, 2017 and February 1, 2018, the Company granted 1,462,000 and 104,000 ordinary shares (equivalent to 292,400 ADS and 20,800 ADS) bonus entitlement units to the Company’s executive officers pursuant to the 2017 LTIP, respectively. The value of the 2017 LTIP, which was originally measured based on the quoted share price, was changed retrospectively at a 5:1 conversion ratio of the Taiwan share price to the ADS price due to the modification of the 2017 LTIP approved by the board of directors on July 30, 2018. On July 30, 2018, the Company granted 241,142 bonus entitlement units to the executive officers pursuant to the 2018 LTIP, and on July 30, 2019, the Company granted 491,020 bonus entitlement units to the executive officers pursuant to the 2019 LTIP.

Upon vesting and redemption, each unit award is converted into a cash payment equal to the number of units multiplied by the per-share fair market value of the Company’s ordinary shares on the day following the Company’s receipt of a redemption notice. The 292,400 bonus entitlement units granted under the 2017 LTIP will be one-third vested each year after the first, second, and third anniversary of the award. The 20,800 bonus entitlement units granted under the 2017 LTIP will be one-half vested each year after the second and third anniversary of the award. The 241,142 bonus entitlement units granted under the 2018 LTIP will be one-third vested each year after the first, second, and third anniversary of the award. The 491,020 bonus entitlement units granted under the 2019 LTIP will be one-third vested each year after the first, second, and third anniversary of the award.

Under the Company’s 2017 LTIPs, the respective quoted fair value of the awards on the grant date August 23, 2017 was $5.50 and February 1, 2018 was $8.04, based on the equivalent ADS price of the Company’s Taiwan share price respectively. Under the 2018 and 2019 LTIPs are based on the respective quoted fair value of the awards on the grant date July 30, 2018 was $7.90 and July 30, 2019 was $2.92, being the closing price of ADS, at those dates respectively.

283,501 units have been forfeited as of December 31, 2020 and December 31, 2021. The quoted fair value on the reporting date is based on the closing price per ADS of $1.83 and $1.12 as of December 31, 2020 and December 31, 2021, respectively.

Each bonus entitlement unit grants the holders of the LTIPs a conditional right to receive an amount of cash equal to the per-unit fair market value of the Company’s ordinary shares and ADSs, respectively, on the settlement date. The LTIPs qualify as cash-settled share-based payment transactions. The Company recognises the liabilities in respect of its obligations under the LTIPs, which are measured based on the Company’s quoted market price of its ADSs at the reporting date, and takes into account the extent to which the services have been rendered to date.

The Company recognised total expenses of $1,272 and $213,636 in respect of the LTIPs for the years ended December 31, 2019 and 2020 and recognised total benefit of $234,761 in 2021. As of December 31, 2020 and December 31, 2021, the Company recognised compensation liabilities of $1,073,593 and $701,582 as current (classified as other payables), respectively, and $111,990 and $0 as non-current, respectively.

The Company’s 2017 LTIP is described as follows:

	Number of ADSs units
	For the year ended December 31
	2019	2020	2021
Balance at January 1	295,867	232,000	215,133
Awards granted	-	-	-
Awards exercised	-	-	(13,867)
Awards forfeited	(63,867)	(16,867)	-
Balance at December 31	232,000	215,133	201,266
Balance exercisable, end of period	145,667	204,733	201,266

The Company’s 2018 LTIP is described as follows:

	Number of ADSs units For the year ended December 31
	2019	2020	2021
Balance at January 1	241,142	168,089	142,445
Awards granted	-	-	-
Awards forfeited	(73,053)	(25,644)	-
Awards exercised	-	-	(9,928)
Balance at December 31	168,089	142,445	132,517
Balance exercisable, end of period	56,030	99,237	132,517

The Company’s 2019 LTIP is described as follows:

	Number of ADSs units For the year ended December 31
	2019	2020	2021
Balance at January 1	-	491,020	386,950
Awards granted	491,020	-	-
Awards forfeited	-	(104,070)	-
Balance at December 31	491,020	386,950	386,950
Balance exercisable, end of period	-	128,983	257,967